Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	nftii_SupplementTextBlock

NATIXIS OAKMARK FUND

Supplement dated May 1, 2014 to the Prospectus of Natixis Oakmark Fund (the "Fund"), dated May 1, 2014, as may be revised and supplemented from time to time.

Effective July 1, 2014, the Fund's "Investment Goal" in the Prospectus is amended and restated as follows:

The Fund seeks long-term capital appreciation.

Natixis Oakmark Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

NATIXIS OAKMARK FUND

Supplement dated May 1, 2014 to the Prospectus of Natixis Oakmark Fund (the "Fund"), dated May 1, 2014, as may be revised and supplemented from time to time.

Effective July 1, 2014, the Fund's "Investment Goal" in the Prospectus is amended and restated as follows:

The Fund seeks long-term capital appreciation.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.